Parent Only Financial Information (Tables)	12 Months Ended
Mar. 31, 2014
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Statements of Condition Parent Company Only

	March 31,
	2014	2013
	(In Thousands)
ASSETS
Cash and due from banks	$173,587	$14,284
Securities held to maturity, at cost	920	1,374
Loans receivable from Bank	4,231	5,013
Investment in subsidiary	169,758	166,654
Interest receivable	45	54
Other assets	63	57

Total Assets	$348,604	$187,436

LIABILITIES AND STOCKHOLDERS’ EQUITY
Other liabilities	$122	$108
Stock subscription deposits	154,345	—
Stockholders’ equity	194,137	187,328

Total Liabilities and Stockholders’ Equity	$348,604	$187,436

Condensed Statements of Income and Comprehensive Income Parent Company Only

STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	Years Ended March 31,
	2014	2013	2012
	(In Thousands)
Income:
Dividends from subsidiary	$5,000	$—	$8,000
Interest on loans	193	223	253
Interest on securities	43	101	148

Total Income	5,236	324	8,401
Non-interest expenses	650	592	841

Income (Loss) before Income Taxes and Equity in Undistributed Earnings of Subsidiary	4,586	(268)	7,560
Income tax (benefit)	(139)	(90)	(150)

Income (Loss) before Equity in Undistributed Earnings of Subsidiary	4,725	(178)	7,710
Equity in undistributed earnings of subsidiary	1,740	6,788	167

Net Income	6,465	6,610	7,877
Other comprehensive loss	(127)	(807)	(231)

Comprehensive Income	$6,338	$5,803	$7,646

Condensed Statements of Cash Flow Parent Company Only

STATEMENTS OF CASH FLOW

	Years Ended March 31,
	2014	2013	2012
	(In Thousands)
Cash Flows From Operating Activities
Net income	$6,465	$6,610	$7,877
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Accretion of discounts	(1)	(1)	(1)
Decrease (increase) in interest receivable	9	46	(27)
(Increase) decrease in other assets	(6)	30	4
Increase in other liabilities	14	4	60
Increase in deferred compensation obligation under Rabbi Trust	19	19	21
Equity in undistributed earnings of subsidiary	(1,740)	(6,788)	(167)

Net Cash Provided by (Used In) Operating Activities	4,760	(80)	7,767

Cash Flows From Investing Activities
Proceeds from maturities and repayment of securities held to maturity	455	8,992	754
Purchases of securities held to maturity	—	—	(8,000)
Repayment of loan receivable from Bank	782	751	723
Repayment of loan receivable from Clifton MHC	—	500	—
Cash dividends paid on unallocated ESOP shares used to repay loan receivable from Bank	(77)	(149)	(138)

Net Cash Provided by (Used In) Investing Activities	1,160	10,094	(6,661)

Cash Flows From Financing Activities
Dividends paid	(4,647)	(6,153)	(2,109)
Stock subscription deposits received	154,345	—	—
Purchase of treasury stock	(15)	(27)	(11)
Purchase of forfeited restricted stock awards	(5)	—	—
Exercise of stock options	3,705	299	—

Net Cash Provided by (Used in) Financing Activities	153,383	(5,881)	(2,120)

Net Increase (Decrease) in Cash and Cash Equivalents	159,303	4,133	(1,014)
Cash and Cash Equivalents—Beginning	14,284	10,151	11,165

Cash and Cash Equivalents—Ending	$173,587	$14,284	$10,151